GOODWILL	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
GOODWILL	GOODWILL
The following table presents the carrying amount for Brookfield Infrastructure’s goodwill:

US$ MILLIONS	2023	2022
Balance at beginning of the year	$8,789	$8,979
Acquisitions through business combinations(1)	5,334	278
Assets held by subsidiaries disposed during the period(2)	(36)	(108)
Held for sale	—	(21)
Foreign currency translation and other	401	(339)
Balance at end of the year	$14,488	$8,789

(1)See Note 6, Acquisition of Businesses, for additional information.
(2)See Note 5, Disposition of Businesses, for additional information.
Goodwill is evaluated for impairment annually or more often if events or circumstances indicate there may be impairment. Impairment is determined by assessing if the carrying value of cash generating units or a group of cash generating units, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs of disposal or the value in use. During 2023, the recoverable amount exceeded the carrying amount of each cash generating unit.
Goodwill is allocated to the following cash generating units or group of cash generating units:

US$ MILLIONS	2023	2022
North American residential decarbonization infrastructure business	$3,117	$1,463
North American rail operations	2,098	2,094
Canadian diversified midstream operation	2,028	1,984
European residential decarbonization infrastructure business	1,881	—
Global intermodal logistics operation	1,163	—
Canadian natural gas gathering and processing operation	726	710
Brazilian regulated transmission operation	526	488
European hyperscale data center platform	797	—
U.S. colocation data center operation	503	503
Colombian natural gas distribution operation	461	367
U.K. wireless infrastructure operation	350	332
Other	838	848
Total	$14,488	$8,789
The recoverable amount of goodwill has been determined using a discounted cash flow model whereby the fair value measurement is classified under level 3 on the fair value hierarchy. For businesses with the most significant goodwill as separately listed in the table above, the key inputs in determining the fair value of each cash generating unit under the discounted cash flow model are the utilization of different types of discount rates ranging from 8.5% to 17.0%, terminal value multiples of 9x to 30x and discrete cash flow periods from 4 to 18 years.